UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2011

Date of reporting period: March 31, 2011

ITEM	ITEM 1. Schedule of Investments.

SHARES	SECURITY DESCRIPTION	VALUE($)
	Common Stocks — 98.8%

	Consumer Discretionary — 10.8%
	Auto Components — 1.1%
100	Johnson Controls, Inc.	4,167
60	TRW Automotive Holdings Corp. (a)	3,283
		7,450
	Automobiles — 0.8%
172	General Motors Co. (a)	5,350

	Hotels, Restaurants & Leisure — 0.9%
88	Carnival Corp.	3,391
68	Royal Caribbean Cruises Ltd. (a)	2,798
		6,189
	Household Durables — 0.2%
99	Lennar Corp., Class A	1,788

	Media — 5.6%
66	DIRECTV, Class A (a)	3,084
201	Gannett Co., Inc.	3,058
64	Time Warner Cable, Inc.	4,596
444	Time Warner, Inc.	15,833
289	Walt Disney Co. (The)	12,446
		39,017
	Multiline Retail — 0.5%
72	Kohl's Corp.	3,829

	Specialty Retail — 1.7%
36	Bed Bath & Beyond, Inc. (a)	1,738
292	Lowe's Cos., Inc.	7,707
138	Staples, Inc.	2,689
		12,134
	Total Consumer Discretionary	75,757

	Consumer Staples — 5.3%
	Beverages — 0.8%
79	Coca-Cola Co. (The)	5,221

	Food & Staples Retailing — 1.4%
280	CVS Caremark Corp.	9,601

	Food Products — 0.3%
63	General Mills, Inc.	2,311

	Household Products — 2.8%
321	Procter & Gamble Co. (The)	19,769
	Total Consumer Staples	36,902

	Energy — 15.1%
	Energy Equipment & Services — 1.5%
77	Baker Hughes, Inc.	5,618
25	Cameron International Corp. (a)	1,450
38	Schlumberger Ltd.	3,572
		10,640
	Oil, Gas & Consumable Fuels — 13.6%
48	Anadarko Petroleum Corp.	3,941
87	Apache Corp.	11,435
234	Chevron Corp.	25,092
201	ConocoPhillips	16,076
93	Devon Energy Corp.	8,535
57	EOG Resources, Inc.	6,743

SHARES	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — Continued
23	Noble Energy, Inc.	2,233
120	Occidental Petroleum Corp.	12,541
51	Peabody Energy Corp.	3,691
137	Williams Cos., Inc. (The)	4,271
		94,558
	Total Energy	105,198

	Financials — 25.4%
	Capital Markets — 4.7%
93	Goldman Sachs Group, Inc. (The)	14,781
226	Morgan Stanley	6,180
204	State Street Corp.	9,148
134	TD AMERITRADE Holding Corp.	2,794
		32,903
	Commercial Banks — 6.7%
249	BB&T Corp.	6,824
38	Comerica, Inc.	1,388
218	Fifth Third Bancorp	3,019
109	TCF Financial Corp.	1,735
185	U.S. Bancorp	4,892
926	Wells Fargo & Co.	29,353
		47,211
	Consumer Finance — 1.6%
38	American Express Co.	1,722
135	Capital One Financial Corp.	6,994
247	Imperial Holdings, Inc. (a)	2,504
		11,220
	Diversified Financial Services — 6.0%
1,345	Bank of America Corp.	17,924
3,608	Citigroup, Inc. (a)	15,947
496	KKR Financial Holdings LLC	4,855
183	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	3,116
		41,842
	Insurance — 5.2%
125	ACE Ltd., (Switzerland)	8,075
144	Aflac, Inc.	7,584
202	MetLife, Inc.	9,022
159	Prudential Financial, Inc.	9,807
76	XL Group plc, (Ireland)	1,875
		36,363
	Real Estate Investment Trusts (REITs) — 1.2%
219	Annaly Capital Management, Inc.	3,813
33	Digital Realty Trust, Inc.	1,919
250	Lexington Realty Trust	2,340
		8,072
	Total Financials	177,611

	Health Care — 12.6%
	Biotechnology — 1.5%
83	Biogen Idec, Inc. (a)	6,106
82	Celgene Corp. (a)	4,737
		10,843
	Health Care Equipment & Supplies — 0.9%
40	Baxter International, Inc.	2,124

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Equipment & Supplies — Continued
82	Covidien plc, (Ireland)	4,275
		6,399
	Health Care Providers & Services — 3.7%
42	Humana, Inc. (a)	2,938
50	McKesson Corp.	3,924
269	UnitedHealth Group, Inc.	12,163
94	WellPoint, Inc.	6,581
		25,606
	Pharmaceuticals — 6.5%
182	Abbott Laboratories	8,906
53	Johnson & Johnson	3,116
482	Merck & Co., Inc.	15,922
853	Pfizer, Inc.	17,327
		45,271
	Total Health Care	88,119

	Industrials — 9.9%
	Aerospace & Defense — 1.8%
95	Honeywell International, Inc.	5,672
82	United Technologies Corp.	6,916
		12,588
	Construction & Engineering — 0.6%
60	Fluor Corp.	4,383

	Industrial Conglomerates — 2.2%
48	3M Co.	4,525
196	General Electric Co.	3,936
153	Tyco International Ltd., (Switzerland)	6,847
		15,308
	Machinery — 3.1%
47	Deere & Co.	4,583
74	Eaton Corp.	4,086
20	Joy Global, Inc.	1,960
70	Navistar International Corp. (a)	4,874
63	Parker Hannifin Corp.	5,963
		21,466
	Road & Rail — 2.2%
172	Hertz Global Holdings, Inc. (a)	2,690
133	Norfolk Southern Corp.	9,185
32	Union Pacific Corp.	3,191
		15,066
	Total Industrials	68,811

	Information Technology — 8.2%
	Communications Equipment — 0.7%
183	Cisco Systems, Inc.	3,142
53	Motorola Mobility Holdings, Inc. (a)	1,298
		4,440
	Computers & Peripherals — 1.1%
12	Apple, Inc. (a)	4,042
89	Hewlett-Packard Co.	3,660
		7,702

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electronic Equipment, Instruments & Components — 0.7%
104	Corning, Inc.	2,150
134	Ingram Micro, Inc., Class A (a)	2,818
		4,968
	IT Services — 1.2%
35	Global Payments, Inc.	1,717
14	MasterCard, Inc., Class A	3,423
157	Western Union Co. (The)	3,261
		8,401
	Semiconductors & Semiconductor Equipment — 2.4%
124	Applied Materials, Inc.	1,931
56	Broadcom Corp., Class A	2,193
52	Lam Research Corp. (a)	2,918
215	Marvell Technology Group Ltd., (Bermuda) (a)	3,348
153	Micron Technology, Inc. (a)	1,758
143	Xilinx, Inc.	4,677
		16,825
	Software — 2.1%
54	Adobe Systems, Inc. (a)	1,774
508	Microsoft Corp.	12,872
		14,646
	Total Information Technology	56,982
	Materials — 3.9%
	Chemicals — 2.7%
183	Dow Chemical Co. (The)	6,925
213	E.l. du Pont de Nemours & Co.	11,720
		18,645
	Metals & Mining — 1.2%
176	Alcoa, Inc.	3,105
103	Freeport-McMoRan Copper & Gold, Inc.	5,724
		8,829
	Total Materials	27,474
	Telecommunication Services — 4.1%
	Diversified Telecommunication Services — 2.9%
526	Verizon Communications, Inc.	20,264

	Wireless Telecommunication Services — 1.2%
1,873	Sprint Nextel Corp. (a)	8,692
	Total Telecommunication Services	28,956

	Utilities — 3.5%
	Electric Utilities — 1.5%
113	NextEra Energy, Inc.	6,251
307	NV Energy, Inc.	4,573
		10,824
	Gas Utilities — 0.4%
39	Oneok, Inc.	2,601

	Multi-Utilities — 1.0%
103	SCANA Corp.	4,063
49	Sempra Energy	2,627
		6,690

SHARES	SECURITY DESCRIPTION
	Water Utilities — 0.6%
154	American Water Works Co., Inc.	4,320
	Total Utilities	24,435
	Total Common Stocks	690,245
	(Cost $523,018)
	Investment Company — 0.4%
3,067	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l)	3,067
	(Cost $3,067)
	Total Investments — 99.2%	693,312
	(Cost $526,085)
	Other Assets in Excess of Liabilities — 0.8%	5,625
	NET ASSETS — 100.0%	$ 698,937
	Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund owns fair valued securities with a value of $3,116 which amounts to 0.4% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Directors and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2011.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$ 169,707
Aggregate gross unrealized depreciation	(2,480)
Net unrealized appreciation/depreciation	$ 167,227
Federal income tax cost of investments	$ 526,085

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
	Quoted prices	Other significant observable inputs	Significant unobservable inputs
Investments in Securities
Common Stocks
Consumer Discretionary	$75,757	$–	$–	$75,757
Consumer Staples	36,902	–	–	36,902
Energy	105,198	–	–	105,198
Financials	174,495	–	3,116	177,611
Health Care	88,119	–	–	88,119
Industrials	68,811	–	–	68,811
Information Technology	56,982	–	–	56,982
Materials	27,474	–	–	27,474
Telecommunication Services	28,956	–	–	28,956
Utilities	24,435	–	–	24,435
Total Common Stocks	687,129	–	3,116	690,245
Short-Term Investments
Investment Funds	3,067	–	–	3,067
Total Investments in Securities	$690,196	$–	$3,116	$693,312

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):
	Balance as of 6/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases1	Sales2	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/11
Investments in Securities
Common Stocks - Financials	$ 3,575	$ -	$ (459)	$ -	$ -	$ -	$ -	$ -	$ 3,116
Total	$ 3,575	$ -	$ (459)	$ -	$ -	$ -	$ -	$ -	$ 3,116

1 Purchases include all purchases of securities and securities received in corporate actions.
2 Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs amounted to approximately $(459,000).

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

The         certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By  /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and Principal Executive Officer

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Jeffrey L. Steele
Jeffrey L. Steele, President and Principal Executive Officer

Date: May  25, 2010

 By  /s/ Michael W. Stockton
Michael W. Stockton, Principal Financial Officer,
Senior Vice President and Treasurer

Date: May  25, 2010